Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment, Ownership Percentage	50.00%
Percentage Of Charterers Revenue In Voyage Revenue	more than 10%	more than 10%	more than 10%
Asset Impairment Charges	$ 3,477		$ 46,515
Other Operating Activities, Cash Flow Statement	10,014
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	27 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	28 years
Five Year Historical Average Rates [Member]
Asset Impairment Charges	19,685
Three or One Year Historical Average Rates [Member]
Asset Impairment Charges	$ 30,340